Accounting principles applied in the preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounting Policy [Abstract]
Summary of Useful Lives of Furniture Fixtures and Equipment

Furniture, fixtures and equipment are carried at cost less depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Depreciation is calculated using the straight-line method, on the basis of the following useful lives:

• furniture	5 years
• hardware	3 years
• leasehold improvement	duration of lease

Summary of Geographical Analysis of Assets	The geographical analysis of non-current assets is as follows:
	As at December 31,
in USD ‘000	2020	2019
Switzerland	27,936	28,391
USA	543	779
Total non-current assets	28,479	29,170

Summary of Geographical Analysis of Operating Expenses

The geographical analysis of operating expenses is as follows:

	Year ended December 31,
in USD ‘000	2020	2019	2018
Switzerland	77,476	102,492	73,050
USA	2,242	4,619	4,119
Total operating expenses	79,718	107,111	77,169